Financial Instruments (Details) - Schedule of Financial Instruments by Category - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Financial assets
Financial assets at fair value through profit or loss		$ 1,544,045	$ 995,101
Financial assets at amortized cost	[1]	63,346,977	48,839,518
Financial assets, total		64,891,022	49,834,619
Financial liabilities
Financial liabilities at amortized cost	[1]	33,674,346	42,216,345
Warrant liabilities		5,490,903	6,221,482
Convertible preference share liabilities		14,570,968	7,767,238
Financial liabilities, total		$ 53,736,217	$ 56,205,065

[1]	Financial assets at amortized cost include cash and cash equivalents, financial assets at amortized cost, accounts receivable, other receivables and guarantee deposits. Financial liabilities at amortized cost include short-term borrowings, notes and accounts payable, other payables and long-term borrowings (including current portion).